Property, plant and equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Unaudited
	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2024
Beginning of financial period
Cost	-	4,960,307	1,213,687	490,239	694,591	131,973	7,490,797
Valuation	19,264,346	-	-	-	-	-	19,264,346
	19,264,346	4,960,307	1,213,687	490,239	694,591	131,973	26,755,143
Additions	-	38,570	-	-	-	127	38,697
End of financial period	19,264,346	4,998,877	1,213,687	490,239	694,591	132,100	26,793,840

Accumulated depreciation
Beginning of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	4,968,778
Depreciation charge	459,252	249,964	48,935	301	22,187	755	781,394
End of financial period	1,191,607	2,353,891	1,023,737	487,831	565,336	127,770	5,750,172

Net book value
End of financial period	18,072,739	2,644,986	189,950	2,408	129,255	4,330	21,043,668

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

10.	Property, plant and equipment (continued)

	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2023
Beginning of financial year
Cost		4,385,903	1,213,687	487,229	692,142	127,487	6,906,448
Valuation	19,828,888						19,828,888
	19,828,888	4,385,903	1,213,687	487,229	692,142	127,487	26,735,336

Additions	-	580,125	-	3,010	63,423	4,486	651,044
Disposal	-	(5,721)	-	-	(60,974)	-	(66,695)
Lease modifications	8,230	-	-	-	-	-	8,230
Revaluation	(910,055)	-	-	-	-	-	(910,055)
Exchange difference	337,283	-	-	-	-	-	337,283
End of financial year	19,264,346	4,960,307	1,213,687	490,239	694,591	131,973	26,755,143

Accumulated depreciation

Beginning of financial year	523,495	1,689,985	874,266	486,040	545,593	122,674	4,242,053
Depreciation charge	932,231	416,516	100,536	1,490	46,695	4,341	1,501,809
Disposal	-	(2,574)	-	-	(49,139)	-	(51,713)
Revaluation	(723,371)	-	-	-	-	-	(723,371)
End of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	4,968,778

Net book value
End of financial year	18,531,991	2,856,380	238,885	2,709	151,442	4,958	21,786,365

	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2023
Cost
Beginning of financial year	19,828,888	4,385,903	1,213,687	487,229	692,142	127,487	26,735,336
Additions	-	580,125	-	3,010	63,423	4,486	651,044
Disposal	-	(5,721)	-	-	(60,974)	-	(66,695)
Lease modifications	8,230	-	-	-	-	-	8,230
Revaluation	(910,055)	-	-	-	-	-	(910,055)
Exchange difference	337,283	-	-	-	-	-	337,283
End of financial year	19,264,346	4,960,307	1,213,687	490,239	694,591	131,973	26,755,143

Accumulated depreciation
Beginning of financial year	523,495	1,689,985	874,266	486,040	545,593	122,674	4,242,053
Depreciation charge	932,231	416,516	100,536	1,490	46,695	4,341	1,501,809
Disposal	-	(2,574)	-	-	(49,139)	-	(51,713)
Revaluation	(723,371)	-	-	-	-	-	(723,371)
End of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	4,968,778

Net book value
End of financial year	18,531,991	2,856,380	238,885	2,709	151,442	4,958	21,786,365

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

10. Property, plant and equipment, net (continued)

	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2022
Cost
Beginning of financial year	11,414,034	3,898,326	1,213,687	487,229	684,093	127,487	17,824,856
Additions	-	487,577	-	-	15,100	-	502,677
Disposal					(7,051)		(7,051)
Lease modifications	1,296,818	-	-	-		-	1,296,818
Revaluation	7,065,299					-	7,065,299
Exchange difference	52,737	-	-	-	-	-	52,737
End of financial year	19,828,888	4,385,903	1,213,687	487,229	692,142	127,487	26,735,336

Accumulated depreciation
Beginning of financial year	348,207	1,315,480	772,407	478,565	506,219	115,387	3,536,265
Depreciation charge	1,126,858	374,505	101,859	7,475	43,419	7,287	1,661,403
Disposal	-	-	-	-	(4,045)	-	(4,045)
Revaluation	(951,570)	-	-	-	-	-	(951,570)
End of financial year	523,495	1,689,985	874,266	486,040	545,593	122,674	4,242,053

Net book value
End of financial year	19,305,393	2,695,918	339,421	1,189	146,549	4,813	22,493,283

Schedule of fair value measurement hierarchy of leasehold land and buildings

Fair value measurements as at
December 31, 2023 categorized into
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value
measurement

Leasehold land and buildings:
- Industrial – Singapore	16,532,686	-	-	16,532,686

Fair value measurements as at
December 31, 2022 categorized into
Quoted prices in
		active markets for	Significant other	Significant
	Fair value at	identical assets	observable inputs	unobservable inputs
	December 31, 2022	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value
measurement

Leasehold land and buildings:
- Industrial - Singapore	17,105,459	-	-	17,105,459

Schedule of reconciliation of fair value measurements

Reconciliation of fair value measurements categorized within Level 3 of the fair value hierarchy:-

Leasehold land
and buildings
US$

Carrying amount at December 31, 2022	17,105,459
Depreciation charge on revaluation of properties held for own use	(723,371)
Net gain from a fair value adjustment recognized in the
consolidated statement of profit or loss and other comprehensive income	150,598

Carrying amount at December 31, 2023	16,532,686

Schedule of valuation techniques used and key inputs to valuation of leasehold land and buildings

Below is a summary of the valuation techniques used and the key inputs to the valuation of leasehold land and buildings:-

	Valuation techniques	Significant unobservable inputs	Range or weighted average
			2023	2022
Leasehold land and buildings in Singapore	Market comparison approach	Price per square foot	US$113 to US$396 per square foot	US$67 to US$141 per square foot